Schedule of Reconciliation of Provision for Income Taxes (Details) - USD ($)	3 Months Ended		12 Months Ended
	May 31, 2024	May 31, 2023	Feb. 29, 2024	Feb. 28, 2023
Income Tax Disclosure [Abstract]
Book Loss			$ (1,541,200)	$ (1,837,400)
Depreciation			270,100	(20,700)
Meals & Entertainment			300
Preferred dividends			422,842
Stock compensation			24,468	(48,548)
Loss on asset disposal			67,274
Accrued payroll			51,857
Related party accruals			114,928
Change in valuation allowance			589,431	1,906,648
Provision for Income Taxes